11. Deferred Financing Costs	12 Months Ended
Dec. 31, 2014
Deferred Financing Costs
11. Deferred Financing Costs

Prior to the May 10, 2012 effective date of its Notes Offering, the Company incurred certain professional fees and filing costs associated with the offering totaling $393,990. The Company has capitalized these costs and amortizes them on a monthly basis over the weighted average term of the Notes sold, exclusive of any expected renewals.

	December 31,	December 31,
	2014	2013
Deferred financing costs	$428,990	$393,990
Less: accumulated amortization	(187,246)	(56,431)
Deferred financing costs	$241,744	$337,559

Total amortization of deferred financing costs for the year ended December 31, 2014 and 2013 was $130,815 and $51,420, respectively and is included in other general and administrative expenses.